EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2020
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and six months ended June 30, 2020 and 2019:

	Pension		Healthcare		Other
	Three Months Ended June 30,		Three Months Ended June 30,		Three Months Ended June 30,
	2020	2019	2020	2019	2020	2019
	(in millions)
Service cost	$6	$6	$1	$2	$4	$3
Interest cost	12	19	2	4	1	1
Expected return on assets	(22)	(25)	(1)	(2)	—	—
Amortization of:
Prior service credit	—	—	(32)	(30)	—	1
Actuarial loss	10	17	—	—	—	—
Net periodic benefit cost	$6	$17	$(30)	$(26)	$5	$5

	Pension		Healthcare		Other
	Six Months Ended June 30,		Six Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019	2020	2019
	(in millions)
Service cost	$11	$12	$2	$3	$8	$6
Interest cost	23	38	5	8	1	2
Expected return on assets	(42)	(50)	(3)	(4)	—	—
Amortization of:
Prior service credit	—	—	(65)	(60)	—	1
Actuarial loss	20	34	1	—	—	—
Net periodic benefit cost	$12	$34	$(60)	$(53)	$9	$9